Related party transactions - Balances of Receivables and Payables with Associates and Joint Ventures (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025
Trade accounts and other receivables
Amounts receivable, related party transactions	¥ 706,334	¥ 545,671
Trade accounts and other payables
Amounts payable, related party transactions	1,865,066	1,584,702
Associates [Member]
Trade accounts and other receivables
Amounts receivable, related party transactions	599,558	466,420
Trade accounts and other payables
Amounts payable, related party transactions	1,844,886	1,576,129
Joint ventures [Member]
Trade accounts and other receivables
Amounts receivable, related party transactions	106,776	79,251
Trade accounts and other payables
Amounts payable, related party transactions	¥ 20,180	¥ 8,573